Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Income (Loss) Before Taxes	For financial reporting purposes loss before taxes includes the following components:
	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Israel	(2,866)	(2,081)	(1,096)
Foreign	(1,700)	(126)	(465)

	(4,566)	(2,207)	(1,561)

Schedule of Income Tax Expense (Benefit)	Income tax expense (benefit) was as follows:
	Year ended December 31
	2023	2022	2021
Current:	U.S. dollars in thousands
Israel	7	-	-
Foreign	78	12	94
Total current income tax expense	85	12	94
Deferred:
Israel	-	-	-
Foreign	(53)	(18)	(115)
Total deferred tax income	(53)	(18)	(115)
Total tax (benefit) expense	32	(6)	(21)

Schedule of Statutory Income Tax Rate to Effective Income Tax Rate	A reconciliation of the Group’s statutory income tax rate to effective income tax rate is as follows:
	December 31,
	2023	2022	2021
	U.S. dollars in thousands
Loss before taxes on income	(4,566)	(2,207)	(1,561)
Statutory tax rate	23%	23%	23%
Tax (tax benefit) computed at the statutory tax rate	(1,050)	(508)	(359)
Increase (decrease) in taxes on income resulting from the following:
Tax rate differences applicable to subsidiaries	(46)	(110)	(78)
Tax losses and timing differences for which deferred taxes were not recognized	1,128	612	416
Taxes on income	32	(6)	(21)

Schedule of Deferred Taxes Assets and Liabilities	Deferred taxes are comprised of the following components:
	Year ended December 31,
	2023	2022
	U.S. dollars in thousands
Deferred tax asset
Intangible assets	388	110
Operating lease right of use asset	28	32
Operating loss carryforward	1,476	890
Total deferred tax assets	1,892	1,032
Valuation allowance	(1,696)	(890)
Total deferred tax assets after valuation allowance	196	142

Deferred tax liabilities

Operating lease liability	28	32
Total deferred tax liability	28	32

Net deferred tax assets	168	110